May 24, 2024

Securities and Exchange Commission

Office of Filings and Information Services

100 F Street, NE

Washington, D.C. 20549

Re:       CitizensSelect Funds (the “Registrant”)

1933 Act File No.: 333-82876

1940 Act File No.: 811-21035

CIK No.: 0001167368

Ladies and Gentlemen:

Transmitted for filing is Form N-CSR for the above-referenced Registrant for the annual period ended March 31, 2024.

Please direct any questions or comments to the attention of the undersigned at (412) 236-7397.

Sincerely yours,

/s/ Jenna Martis

Jenna Martis

Associate, Paralegal I

Enclosure